UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22608

Virtus Global Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

100 Pearl Street

Hartford, CT 06103-4506

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (860) 243-1574

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Virtus Global Multi-Sector Income Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE

MUNICIPAL BONDS—1.0%

California—0.6%
San Diego Tobacco Settlement Revenue Funding Corp. 7.125%, 6/1/32	$759		$586
State of California Build America Taxable G.O. 7.500%, 4/1/34	570		724

			1,310

Illinois—0.4%
State of Illinois Build America Taxable G.O. 6.900%, 3/1/35	700		782

TOTAL MUNICIPAL BONDS (Identified Cost $2,094)			2,092

FOREIGN GOVERNMENT SECURITIES—14.2%

Bolivarian Republic of Venezuela RegS 5.750%, 2/26/16(4)	1,500		1,339
Commonwealth of Australia Series 123, 5.750%, 4/15/12	4,000	AUD	4,146
Commonwealth of New Zealand Series 413, 6.500%, 4/15/13	1,750	NZD	1,489
Federative Republic of Brazil 10.250%, 1/10/28	1,925	BRL	1,260
Republic of Argentina
Provincia de Neuquen 144A 7.875%, 4/26/21(3)	800		784
PIK Interest Capitalization 8.280%, 12/31/33	5,669		4,203
Republic of Hungary 4.750%, 2/3/15	740		699
Republic of Lithuania 144A 6.625%, 2/1/22(3)	1,400		1,551
Republic of Poland Series 0414, 5.750%, 4/25/14	9,300	PLZ	3,056
Republic of South Africa Series R206 7.500%, 1/15/14	21,200	ZAR	2,843
Republic of Turkey
9.000%, 3/5/14	4,190	TRY	2,351
6.750%, 5/30/40	2,350		2,573
United Mexican States Series M, 6.000%, 6/18/15	35,100	MXN	2,819

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $29,847)			29,113

MORTGAGE-BACKED SECURITIES—6.6%

Non-Agency—6.6%
Bear Stearns Commercial Mortgage Securities, Inc. 05-PW10, AM 5.449%, 12/11/40(2)	1,000		1,039
CFCRE Commercial Mortgage Trust 11-C2, AJ 144A 5.745%, 12/15/47(2)(3)	1,250		1,398

	PAR VALUE	VALUE

Non-Agency—(continued)
Commercial Mortgage Pass-Through Certificates 12-LC4, AM 4.063%, 2/10/22	$1,400	$1,430
Deutsche Bank - UBS Mortgage Trust 11-LC1A, A3, 144A 5.002%, 11/10/46(3)	1,100	1,237
Extended Stay America Trust 10-ESHA, D, 144A 5.498%, 11/5/27(3)	1,390	1,405
Homebanc Mortgage Trust 05-4, A2 0.418%, 10/25/35(2)	2,550	1,810
Indymac Index Mortgage Loan Trust 05-AR1, 3A1 2.598%, 3/25/35(2)	1,870	1,563
JPMorgan Chase Commercial Mortgage Securities Corp. 06-CB17, AM 5.464%, 12/12/43	750	741
MLCC Mortgage Investors, Inc. 05-1, 2A1 2.283%, 4/25/35(2)	1,475	1,350
Morgan Stanley Capital I 07-IQ14, A4 5.692%, 4/15/49(2)	640	699
Washington Mutual Commercial Mortgage Securities Trust 06-SL, A, 144A 5.425%, 11/23/43(2)(3)	811	792

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $13,084)		13,464

ASSET-BACKED SECURITIES—4.2%

CIT Group Home Equity Loan Trust 03-1, A5 4.980%, 7/20/34(2)	1,450	1,273
Conseco Financial Corp. 01-3, A4 7.600%, 4/15/26(2)	1,765	1,629
Dominos Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(3)	1,500	1,536
Drug Royalty Corp, Inc. 12-1, A2 144A 5.800%, 7/15/24(3)	1,100	1,098
Franklin Auto Trust 6-A, 2 144A 8.180%, 5/20/16(3)	700	719
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	1,366	1,311
Orange Lake Timeshare Trust 12-AA, B 144A 4.870%, 3/10/27(3)	1,000	1,015

TOTAL ASSET-BACKED SECURITIES (Identified Cost $8,421)		8,581

Virtus Global Multi-Sector Income Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

CORPORATE BONDS AND NOTES—91.6%

Consumer Discretionary—9.0%
Boyd Gaming Corp. 9.125%, 12/1/18	$950	$994
Caesars Operating Escrow LLC / Caesars Escrow Corp. 144A 8.500%, 2/15/20(3)	1,050	1,071
Chrysler Group LLC / Chrysler Group, Inc. 8.250%, 6/15/21	950	964
Claire’s Stores, Inc. 144A 9.000%, 3/15/19(3)	750	779
Clear Channel Communications, Inc. 9.000%, 3/1/21	1,250	1,131
HOA Restaurant Group LLC / HOA Finance Corp. 144A 11.250%, 4/1/17(3)	1,150	1,141
Isle of Capri Casinos, Inc. 7.750%, 3/15/19	1,050	1,066
MGM Resorts International 7.625%, 1/15/17	900	934
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(3)	925	883
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	1,427	1,484
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(3)	1,100	1,100
Toys R Us Property Co. II LLC 8.500%, 12/1/17	1,200	1,259
U.S. Airways Pass-Through-Trust
99-1A 8.360%, 1/20/19	602	614
11-1 A 7.125%, 10/22/23	1,000	1,050
UAL Pass-Through-Trust 09-2A 9.750%, 1/15/17	2,672	3,059
Univision Communications, Inc. 144A 7.875%, 11/1/20(3)	850	897

		18,426

Consumer Staples—1.0%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer
144A 9.000%, 4/15/19(3)	1,050	1,039
144A 7.875%, 8/15/19(3)	1,000	1,080

		2,119

Energy—20.5%
Afren plc 144A 10.250%, 4/8/19(3)	925	975
Barrett (Bill) Corp. 7.000%, 10/15/22	1,250	1,209
BreitBurn Energy Partners LP / BreitBurn Finance Corp. 144A 7.875%, 4/15/22(3)	1,575	1,614
Bumi Investment Ltd. 144A 10.750%, 10/6/17(3)	750	819
Dolphin Energy Ltd. 144A 5.500%, 12/15/21(3)	2,000	2,107
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(3)	1,700	1,645

	PAR VALUE	VALUE

Energy—(continued)
Forest Oil Corp. 7.250%, 6/15/19	$1,450	$1,425
Gazprom OAO (Gaz Capital SA) 144A 6.510%, 3/7/22(3)	3,700	4,033
Gulfmark Offshore, Inc. 144A 6.375%, 3/15/22(3)	1,700	1,713
Hercules Offshore, Inc. 144A 10.250%, 4/1/19(3)	1,250	1,231
Lukoil International Finance BV 144A 6.125%, 11/9/20(3)	3,100	3,286
Midcontinent Express Pipeline LLC 144A 6.700%, 9/15/19(3)	2,000	2,023
MIE Holdings Corp. 144A 9.750%, 5/12/16(3)	800	800
National JSC Naftogaz of Ukraine 9.500%, 9/30/14	1,350	1,313
Petrobras International Finance Co. 6.750%, 1/27/41	2,750	3,180
Petroleos de Venezuela S.A RegS 8.500%, 11/2/17(4)	4,950	4,413
Petroleos Mexicanos 6.500%, 6/2/41	2,750	3,094
Quicksilver Resources, Inc. 7.125%, 4/1/16	1,735	1,605
Samson Investment Co. 144A 9.750%, 2/15/20(3)	1,205	1,222
TNK-BP Finance SA 144A 7.250%, 2/2/20(3)	2,800	3,241
Venoco, Inc. 8.875%, 2/15/19	850	782

		41,730

Financials—33.3%
Agile Property Holdings Ltd. 144A 8.875%, 4/28/17(3)	830	780
Aircastle Ltd. 144A 7.625%, 4/15/20(3)	600	600
Alfa Bank OJSC Via Alfa Bond Issuance plc 144A 7.750%, 4/28/21(3)	1,850	1,827
Allstate Corp. 6.125%, 5/15/37(2)	2,500	2,453
ALROSA Finance SA 144A 7.750%, 11/3/20(3)	750	804
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp. 9.625%, 10/15/18	1,150	1,164
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 6.500%, 3/10/21(3)	1,750	1,824
Banco Bradesco SA 144A 5.750%, 3/1/22(3)	2,000	2,013
Banco Continental SA Via Continental Senior Trustees Cayman Ltd RegS 5.500%, 11/18/20(4)	1,000	1,020
Banco de Credito del Peru 144A 5.375%, 9/16/20(3)	1,250	1,275
Banco do Brasil S.A. RegS 5.375%, 1/15/21(4)	2,000	2,070
Banco do Brasil SA 144A 9.250%,(3)(5)(6)	1,425	1,553
Banco Votorantim SA 144A 7.375%, 1/21/20(3)	1,900	2,074

Virtus Global Multi-Sector Income Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE

Financials—(continued)
Barclays Bank plc 144A 6.050%, 12/4/17(3)	$2,450		$2,519
Chubb Corp. 6.375%, 3/29/67(2)	3,100		3,201
Corp Andina de Fomento 8.125%, 6/4/19	1,000		1,239
First Niagara Financial Group, Inc. 7.250%, 12/15/21	1,400		1,498
Genworth Financial, Inc. 7.625%, 9/24/21	765		791
Goodman Funding Ltd. 144A 6.000%, 3/22/22(3)	1,000		998
Health Care REIT, Inc. 4.125%, 4/1/19	900		893
HSBC Finance Corp. 6.676%, 1/15/21	900		960
Hutchison Whampoa International Ltd. 144A 4.625%, 1/13/22(3)	1,000		1,004
ING Bank NV 144A 5.000%, 6/9/21(3)	1,000		1,015
International Lease Finance Corp. 8.625%, 1/15/22	2,000		2,233
IPIC GMTN Ltd. 144A 3.125%, 11/15/15(3)	1,500		1,515
Kazkommerts Bank International BV 144A 7.875%, 4/7/14(3)	1,850		1,839
KazMunayGas National Co. 144A 6.375%, 4/9/21(3)	2,200		2,430
Macquarie Group Ltd. 144A 7.625%, 8/13/19(3)	1,000		1,076
Morgan Stanley 144A 10.090%, 5/3/17(3)	4,850	BRL	2,670
Nordea Bank AB 144A 4.875%, 1/14/21(3)	1,300		1,384
Prudential Financial, Inc. 8.875%, 6/15/38(2)	2,000		2,360
Resona Bank Ltd. 144A 5.850%(2)(3)(5)(6)	2,050		2,132
Royal Bank of Scotland Group plc (The) 6.400%, 10/21/19	1,400		1,468
Santander U.S. Debt S.A.U.
144A 3.724%, 1/20/15(3)	1,590		1,552
Unipersonal 144A 3.781%, 10/7/15(3)	1,300		1,260
Sberbank of Russia / Sberbank Capital SA 144A 6.125%, 2/7/22(3)	1,450		1,488
Severstal OAO / Steel Capital SA 144A 6.250%, 7/26/16(3)	1,150		1,147
Sinochem Overseas Capital Co. Ltd. 144A 4.500%, 11/12/20(3)	1,600		1,526
SLM Corp. 8.450%, 6/15/18	2,150		2,397
Spansion LLC 7.875%, 11/15/17	1,200		1,164
Springleaf Finance Corp. 5.400%, 12/1/15	1,000		833
SunTust Capital Vlll 6.100%, 12/15/36	650		649
Vimpel Communications OJSC (VIP Finance Ireland Ltd.) 144A 7.748%, 2/2/21(3)	1,000		991
Vnesheconombank (VEB Finance plc) 144A 6.800%, 11/22/25(3)	1,400		1,465

	PAR VALUE	VALUE

Financials—(continued)
Zions Bancorp 4.500%, 3/27/17	$785	$780

		67,934

Health Care—0.9%
IASIS Healthcare LLC / IASIS Capital Corp. 8.375%, 5/15/19	1,000	978
Kinetic Concepts, Inc. 144A 10.500%, 11/1/18(3)	850	891

		1,869

Industrials—10.0%
America West Airlines, Inc. Pass-Through-Trust
99-1G, 7.930%, 1/2/19	1,100	1,133
01-1, G 7.100%, 4/2/21	1,141	1,107
AWAS Aviation Capital Ltd. 144A 7.000%, 10/17/16(3)	768	805
Bombardier, Inc. 144A 5.750%, 3/15/22(3)	615	601
Cemex Finance LLC 144A 9.500%, 12/14/16(3)	1,200	1,203
CHC Helicopter SA 144A 9.250%, 10/15/20(3)	1,150	1,147
Delta Air Lines, Inc. Pass-Through-Trust
09-1, A 7.750%, 12/17/19	1,316	1,500
02-1, G-1 6.718%, 1/2/23	866	912
Hexion U.S. Finance Corp. 144A 6.625%, 4/15/20(3)	1,200	1,233
JMC Steel Group, Inc. 144A 8.250%, 3/15/18(3)	750	784
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	1,000	1,087
Masco Corp. 5.950%, 3/15/22	1,500	1,503
McJunkin Red Man Corp. 9.500%, 12/15/16	850	931
Oshkosh Corp. 8.500%, 3/1/20	1,250	1,367
Pactiv LLC 8.125%, 6/15/17	1,500	1,387
Teekay Corp. 8.500%, 1/15/20	1,000	1,043
Transnet SOC Ltd. 144A 4.500%, 2/10/16(3)	900	931
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(3)	1,500	1,680

		20,354

Information Technology—1.3%
First Data Corp. 12.625%, 1/15/21	1,100	1,108
OGX Austria GmbH 144A 8.375%, 4/1/22(3)	1,600	1,620

		2,728

Materials—7.9%
Arcelormittal 6.250%, 2/25/22	1,750	1,769
Ardagh Packaging Finance plc 144A 7.375%, 10/15/17(3)	1,100	1,185

Virtus Global Multi-Sector Income Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Materials—(continued)
Berry Plastics Corp. 9.500%, 5/15/18	$1,375	$1,464
Braskem Finance Ltd. 144A 5.750%, 4/15/21(3)	2,200	2,303
Cascades, Inc. 7.875%, 1/15/20	650	645
Edgen Murray Corp. 12.250%, 1/15/15	800	820
FMG Resources Property Ltd. 144A 8.250%, 11/1/19(3)	1,050	1,108
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	1,150	1,325
Ineos Finance plc 144A 8.375%, 2/15/19(3)	1,175	1,245
Ineos Group Holdings Ltd. 144A 8.500%, 2/15/16(3)	850	808
Severstal OAO / Steel Capital SA 144A 6.700%, 10/25/17(3)	900	915
United States Steel Corp. 7.500%, 3/15/22	840	844
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	1,650	1,683

		16,114

Telecommunication Services—4.3%
CenturyLink, Inc. 6.450%, 6/15/21	1,600	1,645
Cincinnati Bell, Inc. 8.250%, 10/15/17	1,150	1,180
Nextel Communications, Inc. Series D 7.375%, 8/1/15	1,100	1,067
Telecom Italia Capital SA 7.175%, 6/18/19	1,450	1,544
Telemar Norte Leste SA 144A 5.500%, 10/23/20(3)	1,300	1,336
Wind Acquisition Finance S.A. 144A 11.750%, 7/15/17(3)	750	743
Windstream Corp. 7.750%, 10/15/20	1,150	1,236

		8,751

Utilities—3.4%
AmeriGas Finance LLC / AmeriGas Finance Corp. 6.750%, 5/20/20	1,200	1,221
Calpine Corp. 144A 7.875%, 1/15/23(3)	1,450	1,573
Centrais Eletricas Brasileiras SA 144A 6.875%, 7/30/19(3)	1,700	2,004
Covanta Holding Corp. 6.375%, 10/1/22	1,200	1,225
NRG Energy, Inc. 7.875%, 5/15/21	925	893

		6,916

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $188,287)		186,941

	PAR VALUE		VALUE

LOAN AGREEMENTS(2)—16.4%

Consumer Discretionary—6.9%
Affinity Gaming LLC (Herbest Gaming LLC) 10.000%, 12/31/15	$1,200		$1,227
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.) Tranche B-4, 9.500%, 10/31/16	950		979
Cengage Learning Acquisitions, Inc. 2.490%, 7/3/14	1,200		1,109
Chrysler Group LLC / Chrysler Group Co-Issuer, Inc. Tranche B, 6.000%, 5/24/17	900		916
Cumulus Media Holdings, Inc. Second Lien, 6.500%, 3/18/19	900		915
Fertitta Morton’s Restaurants, Inc. 8.750%, 2/1/17	750		750
Fram Group Holdings, Inc./Prestone Holdings, Inc. Second Lien, 10.500%, 1/29/18	1,000		985
Gateway Casinos & Entertainment Ltd. Tranche B, 6.750%, 5/11/16	1,150	CAD	1,146
HHI Holdings LLC 0.000%, 3/21/17	999		1,004
Hubbard Radio LLC Second Lien, 8.750%, 4/30/18	600		610
Oberthur Technologies, Inc. Tranche B-3, 0.000%, 8/3/18	560		539
Pinnacle Foods Finance LLC 0.000%, 9/16/18	257		259
Radio One, Inc. 7.500%, 3/31/16	1,045		1,039
TI Group Automotive Systems LLC 0.000%, 3/14/19	478		480
Transtar Industries, Inc. Second Lien, 5.750%, 12/21/17	950		956
Visant Corp. (Jostens) Tranche B, 5.250%, 12/22/16	1,100		1,076

			13,990

Energy—0.6%
Frac Tech Services International 0.000%, 5/6/16	1,200		1,198

Financials—1.8%
Asurion LLC (Asurion Corp.) Second Lien, 9.000%, 5/24/19	900		914
iStar Financial, Inc. Tranche A-2, 7.000%, 3/31/17	1,500		1,504
MMM Holdings, Inc. Tranche B, 7.000%, 3/20/17	312		311
Nuveen Investments, Inc. Tranche B, 8.250%, 2/28/19	333		338

Virtus Global Multi-Sector Income Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
Ocwen Financial Corp. 7.000%, 9/1/16	$700	$704

		3,771

Health Care—0.8%
InVentiv Health, Inc. (Ventive Health, Inc) 6.500%, 8/4/16	720	685
National Specialty Hospitals, Inc.
Tranche DD, 8.250%, 2/3/17	936	882
Tranche DD, 8.250%, 2/3/17	164	155

		1,722

Industrials—1.2%
Harland Clarke Holdings Corp. (Clarke American Corp.) Tranche B, 2.800%, 6/30/14	990	925
Husky Injection Molding System (Yukon Acquisition, Inc.) 6.500%, 6/29/18	1,147	1,156
North American Chemical Corp. (NAMM Holdings, Inc.) 8.500%, 4/4/17	312	303

		2,384

Information Technology—5.1%
Avaya, Inc. Tranche B-3 4.991%, 10/26/17	1,200	1,162
Blue Coat Systems, Inc. First Lien, 7.750%, 2/15/18	775	774
DynCorp International LLC 6.250%, 7/7/16	1,100	1,102
First Data Corp. Tranche B-1, 2.992%, 9/24/14	1,100	1,061
Lawson Software, Inc. (SoftBrands, Inc.)
6.750%, 7/5/17	997	1,001
0.000%, 3/16/18	1,500	1,510
Mirion Technologies, Inc. 0.000%, 3/7/18	750	748
Mood Media Corp. First Lien 7.000%, 5/6/18	1,000	980
Novell, Inc. (Attachmate Corp.) First Lien, 6.500%, 4/27/17	1,010	1,006
Spansion LLC 4.750%, 2/9/15	1,040	1,040

		10,384

TOTAL LOAN AGREEMENTS (Identified Cost $33,453)		33,449

	SHARES	VALUE

PREFERRED STOCK—0.5%

Industrials—0.5%
Nextera Energy Capital Holdings, Inc. Series G 5.70%	40,000	1,002

TOTAL PREFERRED STOCK (Identified Cost $1,000)	1,002

TOTAL LONG TERM INVESTMENTS—134.5% (Identified cost $276,186)	274,642

TOTAL INVESTMENTS—134.5% (Identified Cost $276,186)	274,642	(1)

Other assets and liabilities, net—(34.5)%	(70,471)

NET ASSETS—100.0%	$204,171

Abbreviations:

AB	AktieBolag. The Swedish equivalent for “Inc.”, “Corp.”, “Ltd.” etc.
GmbH	Limited liability company.
OJSC	Open Joint Stock Company (Russia)
PIK	Payment-in-Kind Security
plc	Public Limited Co.
REIT	Real Estate Investment Trust
S.A.	Sociedad Anonima (Spanish Corporation) or Sociedade Anonima (Portuguese Corporation).
S.C.A.	Société en commandite par actions. Luxembourg partnership limited by shares.

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2012.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities amounted to a value of $112,118 or 54.9% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date
(6)	Interest payments may be deferred.

Foreign Currencies:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
MXN	Mexican Peso
NZD	New Zealand Dollar
PLZ	Polish Zloty
TRY	Turkish Lira
ZAR	South African Rand

Virtus Global Multi-Sector Income Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	52%
Brazil	6
Russia	5
Cayman Islands	4
United Kingdom	4
Australia	3
Venezuela	3
Other	23

Total	100%

†	% of total investments as of March 31, 2012

Virtus Global Multi-Sector Fixed Income Fund

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$8,581	$—	$8,581	$—
Corporate Bonds And Notes	186,941	—	185,834	1,107
Foreign Government Securities	29,113	—	29,113	—
Loan Agreements	33,449	—	33,449	—
Mortgage-Backed Securities	13,464	—	13,464	—
Municipal Bonds	2,092	—	2,092	—
Equity Securities:
Preferred Stock	1,002	1,002	—	—

Total Investments	$274,642	$1,002	$272,533	$1,107

Virtus Global Multi-Sector Income Fund

The following is a reconciliation of assets of the Fund for Level 3 Investments for which significant unobservable inputs were used to determine fair value.

Corporate Bonds and Notes

Beginning Balance 2/24/12 (inception date):	$—

Accrued Discount/(Premium)	—

Realized Gain (Loss)	—

Change in Unrealized Appreciation (Depreciation)	54

Net Purchases	1,161

Net (Sales)	—

Transfers In of Level 3 (a)	—

Transfers Out of Level 3 (a)	—

Maturities	—

Paydowns	—

Ending Balance	$1,107

(a)	“Transfers in and/or out” represent the ending value as of March 31, 2012, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

None of the securities in this table are internally fair valued

VIRTUS GLOBAL MULTI-SECTOR FIXED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

NOTE 1— SIGNIFICICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Schedule of Investments in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Fund, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees. All internally fair valued securities are approved by a valuation committee appointed by the Board. The valuation committee is comprised of the treasurer, assistant treasurer, secretary and chief compliance officer for the Fund. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the valuation committee monthly unless changes occur within the period. The valuation committee reviews the validity of the model inputs and any changes to the model. Fair valuations are ratified by the Board of Trustees at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

•	Level 1 – quoted prices in active markets for identical securities.

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, 4 p.m. Eastern time the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these foreign markets.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured Debt Instruments such as mortgage-backed

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS GLOBAL MULTI-SECTOR FIXED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (“OTC”) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing NAV determined as of the close of regular trading on the NYSE each business day and are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. SECURITY TRANSACTIONS AND RELATED INCOME

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

NOTE 2—CREDIT RISK AND ASSET CONTENTRATION

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS GLOBAL MULTI-SECTOR FIXED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

NOTE 3— INDEMNIFICATIONS

Under the Fund’s organizational documents and related agreements, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

NOTE 4— FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At March 31, 2012, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation (Depreciation)

$276,186	$1,440	$(2,984)	$(1,544)

NOTE 5— SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedule of Investments was available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the Notes to Schedule of Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     Virtus Global Multi-Sector Income Fund

By (Signature and Title)*                             /s/ George R. Aylward

George R. Aylward, President

(principal executive officer)

Date May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                             /s/ George R. Aylward

George R. Aylward, President

(principal executive officer)

Date May 29, 2012

By (Signature and Title)*                             /s/ W. Patrick Bradley

W. Patrick Bradley, Vice President, Chief Financial Officer

and Treasurer

(principal financial officer)

Date May 29, 2012

* Print the name and title of each signing officer under his or her signature.